Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Interest-bearing loans and borrowings

14.	Interest-bearing loans and borrowings

This caption is made up as follows:

	Nominal interest rate	Maturity	2017	2016
	%		S/(000)	S/(000)
Senior Notes
Principal, net of issuance costs	4.50	Feb 8, 2023	965,290	998,148

Total non-current loans			965,290	998,148

Senior Notes

The General Shareholder’s Meeting held on January 7, 2013, approved that the Company complete a financing transaction. In connection with this, the Board of Directors’ Meeting held on January 24, 2013, agreed to issue Senior Notes through a private offering under Rule 144A and Regulation S of the U.S. Securities Act of 1933. Also it was agreed to list these securities in the Ireland Stock Exchange. Consequently, on February 1, 2013, the Company issued Senior Bonds in a principal amount of US$300,000,000, with a nominal annual interest rate of 4.50%, and maturity in 2023, obtaining total net proceeds of US$293,646,000 (S/762,067,000). The Company used part of the net proceeds from the offering to prepay certain of its existing debt and the difference to fund capital expenditures in connection with its cement business. The Senior Notes are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmision Guadalupe S.A.C., Dinoselva Iquitos S.A.C and Calizas del Norte S.A.C. (in liquidation).

For the year ended December 31, 2017 and 2016, the Senior Notes accrued interest recorded in the consolidated statement of profit or loss of S/45,358,000 and S/44,729,000, net of capitalization of interest, respectively. See note 24.

In the case that the Company and guarantee subsidiaries require to issue debt or equity instruments or merges with another company or dispose or rent significant assets, the senior notes will activate the following covenants, calculated on the Company and Guarantee Subsidiaries annual consolidated financial statements:

-	The fixed charge covenant ratio would be at least 2.5 to 1.

-	The consolidated debt-to-EBITDA ratio would be no greater than 3.5 to 1.

As of December 31, 2016, the Company has not entered in any of the operations mentioned before. As of December 31, 2017, the Company has complied with the covenants as set forth in the indenture related to the Senior Notes.

As of December 31, 2017 and 2016, the Group maintains cross currency swaps contracts (“CCS”) to reduce the foreign exchange risk of its Senior Notes which are denominated in US dollars, see note 30(b).